Derivative Warrant Liabilities (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Mar. 31, 2017 shares
Warrant calculation description	The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease or 'increase in volatility would not have materially changed the value of the warrants. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.	The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants to $27; a 5.0% increase in volatility would increase the value of the warrants to $29. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.
Measurement Input Price Volatility [Member]
Fair value assumption rate	0.050	0.050
Measurement Input Risk Free Interest Rate [Member]
Fair value assumption rate	0.050	0.050
Warrant [Member]
Cashless exercise warrants			51
Common Stock [Member]
Cashless exercise warrants			24